Retirement benefit obligations - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes (Details)	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	4.70%	4.93%
Rate of inflation:
Rate of salary increases (in percent)	0.00%	0.00%
Weighted-average rate of increase for pensions in payment (in percent)	2.73%	2.84%
Retail Price Index (RPI)
Rate of inflation:
Price Index (in percent)	2.96%	3.13%
Consumer Price Index (CPI)
Rate of inflation:
Price Index (in percent)	2.47%	2.69%